Note 14 - Derivative Financial Instruments - Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Purchase option [member]
Statement Line Items [Line Items]
Derivative liabilities	$ 0	$ 0
Gold loan agreement [member]
Statement Line Items [Line Items]
Derivative liabilities	0	0
Call option 1 [member]
Statement Line Items [Line Items]
Derivative liabilities	0	0
Cap and collar options and call options [member]
Statement Line Items [Line Items]
Derivative liabilities	$ 0	$ 0